Annual Total Returns[BarChart] - PROFUND VP UTILITIES - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	17.51%	0.14%	13.31%	25.88%	(6.40%)	15.07%	10.64%	2.89%	22.88%	(2.40%)